Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2017
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001503123
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 17, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jul. 17, 2018
Prospectus Date	rr_ProspectusDate	Oct. 27, 2017